Employee benefits - Summary of Fair Value of Plan Assets by Category Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member]	Mar. 31, 2022	Mar. 31, 2021
Disclosure of defined benefit plans [line items]
Plan assets, percentage of fair value of plan assets	100.00%	100.00%
Central And State Government Bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	42.68%	45.02%
Public Sector Undertakings And Private Sector Bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	32.25%	33.76%
Alternative [member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	25.07%	21.22%